AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1997.


                                                        REGISTRATION NO. 2-99537

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 22


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                            PRUCO LIFE OF NEW JERSEY
                                 SINGLE PREMIUM
                              VARIABLE LIFE ACCOUNT
                            ------------------------
                              (Exact Name of Trust)


                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                   ------------------------------------------
                               (Name of Depositor)


                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (800) 445-4571
          -------------------------------------------------------------
          (Address and telephone number of principal executive offices)


                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                   -------------------------------------------
                     (Name and address of agent for service)


                                    Copy to:

                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                   ----------


     Flexible Premium Variable Life Insurance Contracts--The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1996 was filed on February 28, 1997.


     It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 1997 pursuant to paragraph (b) of Rule 485
       -------------
          (date)


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on ___________ pursuant to paragraph (a) of Rule 485
          (date)

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


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certified that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus, and has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the City of Newark and the State of New Jersey, on this 30th day of April, 1997.

(Seal)            PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE LIFE ACCOUNT

                                        (Registrant)

                          BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                        (Depositor)

Attest: /s/ CLIFFORD E. KIRSCH                    *By: /s/ ESTHER H. MILNES
        -------------------------------------          ---------------------
            Clifford E. Kirsch                             Esther H. Milnes
            Chief Legal Officer And Secretary              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 1997.



          SIGNATURE AND TITLE

   /S/    *
--------------------------------------------------
        Esther H. Milnes
        President And Director


   /S/    *
--------------------------------------------------
        Linda S. Dougherty
        Chief Accounting Officer, And Comptroller


   /S/    *                                          *By: /S/ CLIFFORD E. KIRSCH
--------------------------------------------------        ----------------------
        William M. Bethke                                     Clifford E. Kirsch
        Director


   /S/    *
--------------------------------------------------
        Ira J. Kleinman
        Director


   /S/    *
--------------------------------------------------
        Mendel A. Melzer
        Director


   /S/    *
--------------------------------------------------
        I. Edward Price
        Director


   /S/    *
--------------------------------------------------
        William F. Yelverton
        Director